Financial Instruments - Summary of Effect of Changes in Foreign Exchange Rates (Detail) - Foreign currency exchange rate risk [member] - Profit and loss [member] - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Appreciation in foreign currencies by 10% [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	₨ 40,672.1	₨ 35,265.7	₨ 36,873.3
Appreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	(116,548.2)	(102,136.4)	(113,312.3)
Depreciation in foreign currencies by 10% [member] | Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	(40,672.1)	(35,265.7)	(36,873.3)
Depreciation in foreign currencies by 10% [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Effect of changes in foreign exchange rates	₨ 116,548.2	₨ 102,136.4	₨ 113,312.3